SHARE-BASED COMPENSATION (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended
	Jun. 03, 2025	Apr. 30, 2025	Jan. 31, 2025	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses				$ 676,625
Unrecongnized Share-based compensation expenses				$ 7,087,675
Weighted average period				$ 1.82
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued granted	10,000		20,000
Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued granted			10,000
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued granted		1,800,000